ALLEGIANT FUNDS

                               A, B, and C Shares
                                    I Shares
                         Money Market A, B and C Shares
                              Money Market I Shares

     Supplement dated June 5, 2006 to the Prospectuses dated October 1, 2005

         This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in
                  conjunction with the respective Prospectuses.

NEW SHAREHOLDER SERVICES/TRANSFER AGENT

Effective June 10, 2006, PFPC Inc. will provide transfer agency and shareholder services to the Funds. For redemption requests or for any additional investments you wish to make after this date, please send to:

                  Allegiant Funds
                  c/o PFPC Inc.
                  P.O. Box 9795
                  Providence, RI 02940-9795

For overnight delivery send to:

                  Allegiant Funds
                  c/o PFPC Inc.
                  101 Sabin Street
                  Pawtucket, RI 02860-1427

Please include your account number on your check.

Also effective on June 10, 2006, to purchase shares and make additional investments by bank wire, please use the following wire instructions:

                  PNC Bank, N.A.
                  Philadelphia, PA
                  ABA # 031000053
                  DDA# 8611711342
                  For credit to the Allegiant Funds
                  Further credit (your name and fund account number) Confirmation or order number (if applicable)

When setting up a new account by wire, follow the "New Account Set Up" guidelines in the Prospectus and transmit funds using the wiring instructions noted above.

AUTOMATED TELEPHONE SYSTEM - It will be necessary to create a new Personal Identification Number (PIN) to make transactions by telephone after June 10, 2006. When calling Shareholder Services at 1-800-622-FUND (3863), you will need your Social Security Number and your account number to establish a PIN. The system will accept either your current account number or your new account number.

ONLINE ACCOUNT ACCESS - If you wish to conduct online transactions after June 10, 2006, it will be necessary to establish a new User ID and password at www.allegiantfunds.com by inputting your Social Security Number and new account number. Online Account Access is not applicable to I Shares shareholders.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                       Statement of Additional Information

      Supplement dated June 5, 2006 to the Prospectus dated October 1, 2005

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

PFPC Trust Co. became the custodian services agent for the Funds effective February 21, 2006. Effective June 10, 2006 PFPC Inc. will provide transfer agency and shareholder services to the Funds.

THE INFORMATION UNDER THE HEADING "CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS" ON PAGE 131-132 OF THE SAI IS DELETED AND REPLACED WITH THE
FOLLOWING:

         PFPC Trust Company, the Eastwick Center, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust pursuant to a Custodian Services Agreement dated February 21, 2006. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

         PFPC, in its role as transfer agent, is located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, PFPC maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes each Fund's cash distributions to shareholders.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE